Note 22 - Income Taxes - Income (Loss) Before Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (Loss) from Continuing Operations before Income Taxes	€ 20	€ (293)	€ 4,444
FRANCE
Income (Loss) from Continuing Operations before Income Taxes, Domestic	1,687	1,003	4,936
Other Countries [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (1,667)	€ (1,296)	€ (492)